SEGMENTED INFORMATION - Summary of Operating Results by Segment (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Revenues		$ 1,205	$ 1,274	$ 2,536	$ 2,410
Other income		61	14	87	85
Direct operating costs	[1]	(425)	(366)	(826)	(716)
Share of revenue, other income and direct operating costs from equity-accounted investments		26	32	76	74
Management service costs		(55)	(65)	(112)	(141)
Interest expense		(402)	(294)	(796)	(560)
Current income taxes		(37)	(31)	(80)	(73)
Preferred limited partners equity		(10)	(12)	(20)	(23)
Preferred equity		(6)	(6)	(13)	(13)
Perpetual subordinated notes		(7)	(7)	(14)	(14)
Share of interest and cash taxes from equity accounted investments		(8)	(10)	(21)	(21)
Share of Funds From Operations attributable to non-controlling interests		(30)	(235)	(230)	(471)
Depreciation		(458)	(389)	(887)	(790)
Foreign exchange and financial instrument gain (loss)		153	(12)	295	(49)
Deferred		18	(31)	37	(5)
Other		78	(7)	28	(54)
Share of earnings (loss) from equity-accounted investments		(5)	7	(9)	(5)
Net income (loss) attributable to non-controlling interests		(137)	139	(122)	289
Net income (loss) attributable to Unitholders		(39)	1	(71)	(77)
Share of earnings from equity-accounted investments		13	29	46	48
Net income attributable to participating non-controlling interests		167	96	352	182
Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues		719	723	1,491	1,372
Other income		98	51	130	129
Direct operating costs		(231)	(227)	(476)	(455)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		586	547	1,145	1,046
Management service costs		(55)	(65)	(112)	(141)
Interest expense		(182)	(153)	(369)	(293)
Current income taxes		(14)	(10)	(30)	(25)
Preferred limited partners equity		(10)	(12)	(20)	(23)
Preferred equity		(6)	(6)	(13)	(13)
Perpetual subordinated notes		(7)	(7)	(14)	(14)
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		312	294	587	537
Depreciation		(248)	(233)	(489)	(479)
Foreign exchange and financial instrument gain (loss)		31	(12)	69	(36)
Deferred		31	(4)	34	26
Other		(165)	(44)	(272)	(125)
Share of earnings (loss) from equity-accounted investments		0	0	0	0
Net income (loss) attributable to non-controlling interests		0	0	0	0
Net income (loss) attributable to Unitholders		(39)	1	(71)	(77)
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Revenues		(50)	(47)	(129)	(96)
Other income		(2)	(1)	(7)	(13)
Direct operating costs		26	18	60	39
Share of revenue, other income and direct operating costs from equity-accounted investments		26	30	76	70
Adjusted EBITDA		0	0	0	0
Management service costs		0	0	0	0
Interest expense		6	4	16	10
Current income taxes		2	4	5	7
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity accounted investments		(8)	(8)	(21)	(17)
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		0	0	0	0
Depreciation		11	10	24	19
Foreign exchange and financial instrument gain (loss)		(3)	0	15	1
Deferred		1	(2)	4	(2)
Other		(4)	(15)	(34)	(13)
Share of earnings (loss) from equity-accounted investments		(5)	7	(9)	(5)
Net income (loss) attributable to non-controlling interests		0	0	0	0
Net income (loss) attributable to Unitholders		0	0	0	0
Non-controlling interests
Disclosure of operating segments [line items]
Revenues		536	598	1,174	1,134
Other income		(35)	(36)	(36)	(31)
Direct operating costs		(220)	(157)	(410)	(300)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	2	0	4
Adjusted EBITDA		281	407	728	807
Management service costs		0	0	0	0
Interest expense		(226)	(145)	(443)	(277)
Current income taxes		(25)	(25)	(55)	(55)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity accounted investments		0	(2)	0	(4)
Share of Funds From Operations attributable to non-controlling interests		(30)	(235)	(230)	(471)
Funds From Operations		0	0	0	0
Depreciation		(221)	(166)	(422)	(330)
Foreign exchange and financial instrument gain (loss)		125	0	211	(14)
Deferred		(14)	(25)	(1)	(29)
Other		247	52	334	84
Share of earnings (loss) from equity-accounted investments		0	0	0	0
Net income (loss) attributable to non-controlling interests		(137)	139	(122)	289
Net income (loss) attributable to Unitholders		0	0	0	0
Hydroelectric
Disclosure of operating segments [line items]
Revenues		644	691	1,416	1,328
Hydroelectric | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues		274	297	609	533
Other income		4	0	8	2
Direct operating costs		(97)	(93)	(206)	(190)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		181	204	411	345
Management service costs		0	0	0	0
Interest expense		(64)	(46)	(135)	(91)
Current income taxes		(3)	(3)	(4)	(5)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0		0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		114	155	272	249
Hydroelectric | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues		58	45	119	93
Other income		2	2	3	20
Direct operating costs		(18)	(13)	(35)	(26)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		42	34	87	87
Management service costs		0	0	0	0
Interest expense		(4)	(7)	(9)	(12)
Current income taxes		(2)	(3)	(4)	(6)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0		0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		36	24	74	69
Hydroelectric | Colombia | Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues		66	67	132	140
Other income		4	0	5	0
Direct operating costs		(23)	(22)	(42)	(42)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		47	45	95	98
Management service costs		0	0	0	0
Interest expense		(21)	(14)	(39)	(24)
Current income taxes		(5)	(5)	(12)	(13)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0		0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		21	26	44	61
Wind
Disclosure of operating segments [line items]
Revenues		289	287	608	583
Wind | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues		73	85	158	171
Other income		35	0	36	0
Direct operating costs		(24)	(31)	(49)	(57)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		84	54	145	114
Management service costs		0	0	0	0
Interest expense		(15)	(16)	(33)	(32)
Current income taxes		(1)	0	(1)	0
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0		0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		68	38	111	82
Wind | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues		9	7	17	13
Other income		1	0	1	0
Direct operating costs		(3)	(1)	(5)	(3)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		7	6	13	10
Management service costs		0	0	0	0
Interest expense		(2)	(2)	(3)	(3)
Current income taxes		0	0	0	0
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0		0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		5	4	10	7
Wind | Europe | Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues		35	32	75	83
Other income		5	7	5	11
Direct operating costs		(8)	(6)	(16)	(15)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		32	33	64	79
Management service costs		0	0	0	0
Interest expense		(4)	(5)	(8)	(9)
Current income taxes		(1)	0	(3)	(1)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0		0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		27	28	53	69
Wind | Asia | Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues		13	10	23	19
Other income		1	1	1	1
Direct operating costs		(4)	(2)	(5)	(4)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		10	9	19	16
Management service costs		0	0	0	0
Interest expense		(3)	(3)	(6)	(6)
Current income taxes		0	0	(1)	0
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0		0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		7	6	12	10
Utility-scale solar | Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues		110	112	198	193
Other income		15	19	23	55
Direct operating costs		(18)	(27)	(45)	(54)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		107	104	176	194
Management service costs		0	0	0	0
Interest expense		(28)	(28)	(55)	(54)
Current income taxes		(2)	(2)	(4)	(2)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0		0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		77	74	117	138
Distributed energy & sustainable solutions
Disclosure of operating segments [line items]
Revenues		98	89	174	150
Distributed energy & sustainable solutions | Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues		81	68	160	127
Other income		9	3	14	16
Direct operating costs		(27)	(24)	(55)	(48)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		63	47	119	95
Management service costs		0	0	0	0
Interest expense		(9)	(12)	(21)	(22)
Current income taxes		0	3	(1)	2
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0		0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		54	38	97	75
Corporate | Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues		0	0	0	0
Other income		22	19	34	24
Direct operating costs		(9)	(8)	(18)	(16)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		13	11	16	8
Management service costs		(55)	(65)	(112)	(141)
Interest expense		(32)	(20)	(60)	(40)
Current income taxes		0	0	0	0
Preferred limited partners equity		(10)	(12)	(20)	(23)
Preferred equity		(6)	(6)	(13)	(13)
Perpetual subordinated notes		(7)	(7)	(14)	(14)
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		$ (97)	$ (99)	$ (203)	$ (223)

[1]	Direct operating costs exclude depreciation expense disclosed below.